Note 5 - Allowance For Doubtful Accounts And Loans (Details) - Analysis of allowance for doubtful accounts and loans in Yen In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Analysis of allowance for doubtful accounts and loans in Yen [Abstract]
Balance at Beginning of Year	$ 2,178	¥ 205,039	¥ 142,871	¥ 145,918
Credits Charged Off	(190)	(17,934)	(19,878)	(7,376)
Provision for (Reversal of) Doubtful Accounts	(114)	(10,712)	82,046	(10,522)
Other				14,851
Balance at End of Year	$ 1,874	¥ 176,393	¥ 205,039	¥ 142,871